OPERATING SEGMENTS - Geographical Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 7,862.0	$ 7,515.5
Non-current assets	19,511.8	18,394.2
Canada
Disclosure of geographical areas [line items]
Revenue	3,134.6	2,946.6
Non-current assets	6,505.4	6,577.0
USA
Disclosure of geographical areas [line items]
Revenue	4,727.4	4,568.9
Non-current assets	$ 13,006.4	$ 11,817.2